SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 8,248,108		$ 7,991,103
Cost of revenues	(6,554,925)		(6,351,394)
Marketing expenses	(488,516)		(218,895)
Share-based compensation	(946,444)		(861,551)
General and administrative expenses	(7,162,954)		(6,973,526)
Other (expense) income, net	(388,191)		(180,179)
Loss before income taxes	(7,292,922)		(6,594,442)
Provision for income taxes
Net loss	(7,292,922)		(6,594,442)
Current assets	4,764,543		9,991,662
Non-current assets	2,418,115		91,085
Total assets	7,182,658		10,082,747
Current liabilities	(5,697,790)		(5,681,608)
Non-current liabilities	(204,950)		(208,116)
Total liabilities	(5,902,740)		(5,889,724)
Net (liabilities) assets	1,279,918	[1]	4,193,023	[1]	$ 1,619,088
Marketing Service [Member]
Segment Reporting Information [Line Items]
Revenue	8,114,980		7,991,103
Cost of revenues	(5,997,406)		(6,338,434)
Marketing expenses	(118,779)		(206,117)
Share-based compensation
General and administrative expenses	(2,724,736)		(3,048,041)
Other (expense) income, net	(289,490)		(185,962)
Loss before income taxes	(1,015,431)		(1,787,451)
Provision for income taxes
Net loss	(1,015,431)		(1,787,451)
Current assets	2,531,282		3,557,743
Non-current assets	2,300,609		53,752
Total assets	4,831,891		3,611,495
Current liabilities	(3,367,033)		(3,451,510)
Non-current liabilities	(204,950)		(208,116)
Total liabilities	(3,571,983)		(3,659,626)
Net (liabilities) assets	1,259,908		(48,131)
Social commerce [Member]
Segment Reporting Information [Line Items]
Revenue	133,128
Cost of revenues	(557,519)		(12,960)
Marketing expenses
Share-based compensation
General and administrative expenses			(383,602)
Other (expense) income, net			72,561
Loss before income taxes	(424,391)		(324,001)
Provision for income taxes
Net loss	(424,391)		(324,001)
Current assets
Non-current assets
Total assets
Current liabilities
Non-current liabilities
Total liabilities
Net (liabilities) assets
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of revenues
Marketing expenses	(369,737)		(12,778)
Share-based compensation	(946,444)		(861,551)
General and administrative expenses	(4,438,218)		(3,541,883)
Other (expense) income, net	(98,701)		(66,778)
Loss before income taxes	(5,853,100)		(4,482,990)
Provision for income taxes
Net loss	(5,853,100)		(4,482,990)
Current assets	2,233,261		6,433,919
Non-current assets	117,506		37,333
Total assets	2,350,767		6,471,252
Current liabilities	(2,330,757)		(2,230,098)
Non-current liabilities
Total liabilities	(2,330,757)		(2,230,098)
Net (liabilities) assets	$ 20,010		$ 4,241,154

[1]	The consolidated financial statements give retroactive to the June 18, 2024 one-for-seven reverse share split.